Leasehold Improvement and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leasehold Improvement and Equipment, Net [Abstract]
Depreciation expense	$ 35,656	$ 18,745	$ 20,267